PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 5. PROPERTY AND EQUIPMENT, NET

Property and equipment are summarized below:

	September 30, 2024	December 31, 2023

Lab equipment	$662,747	$647,214
Computers and software	81,433	68,682
Leasehold improvements	19,353	9,941
Vehicles	148,103	105,919
	911,636	831,756
Accumulated depreciation	(493,446)	(373,123)
Total property and equipment, net	$418,190	$458,633

Depreciation expense was $119,526 and $66,780 for the nine months ended September 30, 2024 and 2023, respectively, and $40,472 and $45,095 for the three months ended September 30, 2024 and 2023, respectively.

Note 5. PROPERTY AND EQUIPMENT, NET

Property and equipment at December 31, 2023 and 2022, are summarized below:

	December 31,
	2023	2022

Lab equipment	$647,214	$462,155
Computers and software	68,682	21,463
Leasehold improvements	9,941	—
Vehicles	105,919	—
Property and equipment, gross	831,756	483,618
Less: accumulated depreciation and amortization	(373,123)	(269,180)
Total property and equipment, net	$458,633	$214,438

Total Property and equipment depreciation expense was $233,064 and $10,182 for the years ended December 31, 2023, and 2022, respectively.